Concentrations, Risks and Uncertainties (Details) - Schedule of Concentration of Sales Revenues Generated by Third-Party Customers - Third-Party Customers [Member] - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues		$ 664,921
Sales revenues, percentage		72.00%
Customer A [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues		$ 88,189
Sales revenues, percentage		10.00%
Customer B [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues		$ 166,337
Sales revenues, percentage		18.00%
Customer C [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues		$ 270,120
Sales revenues, percentage		29.00%
Customer D [Member]
Schedule of Concentration of Sales Revenues Generated by Third-Party Customers [Line Items]
Sales revenues		$ 140,275
Sales revenues, percentage		15.00%